Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Cash Equivalents And Marketable Securities [Line Items]
Impairments of long lived assets	$ 2,600,000
Maximum | U.S. Banking Institution
Cash Equivalents And Marketable Securities [Line Items]
Cash, FDIC insured amount	$ 250,000